Investment Objectives and Goals	May 01, 2026
Paradigm Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section - Paradigm Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
●	The Paradigm Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation.

Paradigm Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section - Paradigm Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
●	The Paradigm Select Fund (the “Select Fund” or the “Fund”) seeks long-term capital appreciation.

Paradigm Micro-Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section - Paradigm Micro-Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
●	The Paradigm Micro-Cap Fund (the “Micro-Cap Fund” or the “Fund”) seeks long-term capital appreciation.